Document and Entity Information	Feb. 06, 2025
Cover [Abstract]
Entity Registrant Name	MATTHEWS INTERNATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000063296
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Incorporation State Country Code	PA
Entity File Number	0-09115
Entity Tax Identification Number	25-0644320
Entity Address, Address Line One	Two Northshore Center
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5851
City Area Code	(412)
Local Phone Number	442-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $1.00 par value
Trading Symbol	MATW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false